Operating Loss (Tables)	6 Months Ended
Jun. 30, 2023
Operating Loss [Abstract]
Schedule of operating loss
Operating loss for the three and six months ended June 30, 2023 and 2022 has been arrived at after charging/(crediting):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Depreciation of property, plant and equipment	1,616	681	2,689	1,275
Depreciation of right-of-use assets	883	382	1,775	706
Amortisation of intangible assets	1,154	1,150	2,326	2,282
Research and development expenses	32,993	33,067	66,405	56,459
Foreign exchange loss/(gain)	452	(22,797)	1,644	(32,471)
Loss on forward contracts	—	11,287	—	11,287
Share-based payment charge	6,836	10,126	13,794	13,686